Intangible Assets - Disclosure of Detailed Information About Sensitivity to Changes in Assumptions (Detail)	12 Months Ended
Dec. 31, 2023
Mexico
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.60%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	3.2
Brazil
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.80%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	0.9
Colombia
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.90%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	1.1
Argentina
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	3.30%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	0.9
Guatemala
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.70%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	5.4
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.80%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	4.0
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	3.30%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	0.8
Panama
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.70%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	2.2
URUGUAY
Disclosure of detailed information about intangible assets [line items]
Change in weighted average cost of capital percentage	0.30%
Change in Volume Growth CAGR	(1.00%)
Effect on valuation	2.0